Organization and Nature of Operations - Reorganization (Details)	Dec. 31, 2023	Apr. 30, 2021
Leading Ideal HK
Principal subsidiaries, consolidated VIEs and VIEs' subsidiaries
Entity interest held in subsidiaries (as percent)	100.00%
Wheels Technology
Principal subsidiaries, consolidated VIEs and VIEs' subsidiaries
Entity interest held in subsidiaries (as percent)	100.00%
Beijing Leading
Principal subsidiaries, consolidated VIEs and VIEs' subsidiaries
Entity interest held in subsidiaries (as percent)	100.00%
Jiangsu XD
Principal subsidiaries, consolidated VIEs and VIEs' subsidiaries
Entity interest held in subsidiaries (as percent)	100.00%
Chongqing Chezhiyu
Principal subsidiaries, consolidated VIEs and VIEs' subsidiaries
Entity interest held in subsidiaries (as percent)	100.00%
Beijing CHJ
Principal subsidiaries, consolidated VIEs and VIEs' subsidiaries
Entity interest held in subsidiaries (as percent)	100.00%
Beijing CHJ | Leading Ideal HK
Principal subsidiaries, consolidated VIEs and VIEs' subsidiaries
Ownership percent		50.00%
Chongqing Lixiang Automobile
Principal subsidiaries, consolidated VIEs and VIEs' subsidiaries
Entity interest held in subsidiaries (as percent)	100.00%
Chongqing Lixiang Automobile | Leading Ideal HK
Principal subsidiaries, consolidated VIEs and VIEs' subsidiaries
Ownership percent		50.00%
Beijing Lixiang Automobile
Principal subsidiaries, consolidated VIEs and VIEs' subsidiaries
Entity interest held in subsidiaries (as percent)	100.00%